Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2020
Disclosure Of Summary Of Significant Accounting Policies [Abstract]
Current versus non-current classification

The Company has consistently applied the following accounting policies to all periods presented in these consolidated financial statements, except as mentioned otherwise (see also Note 4.1).

3.1	Current versus non-current classification

The Company presents assets and liabilities in the balance sheets based on current and non-current classification. An asset is current when it is:

Expected to be realized or intended to be sold or consumed in the normal operating cycle;

►	Held primarily for the purpose of trading;
►	Expected to be realized within twelve months after the reporting period; or
►	Cash or cash equivalent unless restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period.

All other assets are classified as non-current.

A liability is current when:

It is expected to be settled in a normal operating cycle;

►	It is held primarily for the purpose of trading;
►	It is due to be settled within twelve months after the reporting period; or
►	There is no unconditional right to defer the settlement of the liability for at least twelve months after the reporting period.

The Company classifies all other liabilities as non-current.

Deferred tax assets and liabilities are classified as non-current assets and liabilities.

Operating profit
3.2	Operating profit
The operating profit is the profit earned from core business operations, and it does not include any profit earned from investment and the effects of interest and taxes.
Fair value measurement
3.3	Fair value measurement

The Company measures financial instruments at fair value at each balance sheet date. In addition, fair values of financial instruments measured at amortized cost are disclosed in Note 11(d).

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

►	In the principal market for the asset or liability, or
►	In the absence of a principal market, in the most advantageous market for the asset or liability.

The principal or the most advantageous market must be accessible to by the Company.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

3.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)
3.3	Fair value measurement (continued)

A fair value measurement of a non-financial asset takes into account a market participant's ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

►	Level 1 — Quoted (unadjusted) market prices in active markets for identical assets or liabilities
►	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the assets or liability, either directly or indirectly
►	Level 3 — Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable

For assets and liabilities that are recognized in the financial statements on a recurring basis, the Company determines whether transfers have occurred between levels in the hierarchy by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

For the purpose of fair value disclosures, the Company has determined classes of assets and liabilities on the basis of the nature, characteristics and risks of the asset or liability and the level of the fair value hierarchy as explained above.

Cash and cash equivalents
3.4	Cash and cash equivalents

Cash and cash equivalents in the consolidated balance sheet comprise of cash at banks and highly liquid investments with purchased maturities of three months or less, which are subject to an insignificant risk of change in value.

For the purpose of the consolidated statements of cash flows, cash and cash equivalents are net of outstanding bank overdrafts as they are considered an integral part of the Company’s cash management.

The balance of bank overdraft was nil as of December 31, 2020 and 2019.

Inventories
3.5	Inventories

Inventories are stated at the lower of cost and net realizable value. Cost of manufactured goods is determined on the weighted average basis and, in the case of work in progress and finished goods, comprises direct materials, direct labor and an appropriate proportion of overheads based on the normal operating capacity. Cost of distributed goods is determined on the weighted average basis. Net realizable value is based on estimated selling prices less any estimated costs to be incurred to completion and the estimated cost necessary to make the sale.

Property, Plant and Equipment

3.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)
3.6	Property, plant and equipment

Property, plant and equipment is stated at cost, net of accumulated depreciation and any accumulated impairment losses. Such cost includes the cost of replacing part of the property, plant and equipment and borrowing costs for long-term construction projects if the recognition criteria are met.

Expenditure incurred after items of property, plant and equipment have been put into operation, such as repairs and maintenance, is normally charged to profit or loss in the period in which it is incurred. In situations where the recognition criteria are satisfied, the expenditure for a major inspection is capitalized in the carrying amount of the asset as a replacement. When significant parts of property, plant and equipment are required to be replaced at intervals, the Company recognizes such parts as individual assets with specific useful lives and depreciates them accordingly.

Spare parts and servicing equipment are usually carried as inventory and recognized in profit or loss as consumed. However, major spare parts and stand-by equipment qualify as property, plant and equipment when an entity expects to use them for more than one year.

The present value of the expected cost for the decommissioning of an asset after its use is included in the cost of the respective asset if the recognition criteria for a provision are met. A provision shall be recognized when:

(a)	an entity has a present obligation (legal or constructive) as a result of a past event;
(b)	it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation; and
(c)	a reliable estimate can be made of the amount of the obligation.

If these conditions are not met, no provision shall be recognized.

Depreciation

Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets as follows:

► Buildings	20-30 years
► Building improvement	3-20 years
► Machinery and equipment	4-20 years
► Motor vehicles	3-10 years
► Office equipment	2-20 years

An item of property, plant and equipment and any significant part initially recognized is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the income statement when the asset is derecognized.

The assets’ residual values, useful lives and methods of depreciation are reviewed at each financial year end, and adjusted prospectively, if appropriate.

3.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)
3.6	Property, plant and equipment (continued)

Impairment

If circumstances arise which indicate assets might be impaired, a review should be undertaken of their cash generating abilities through either use or sales. This review will produce an amount, which should be compared with the asset’s carrying value, and if the carrying value is higher, the difference must be written off as an impairment adjustment in the income statement. Further detailed methodology used for an impairment test is given in Note 3.11 - Impairment of non-financial assets.

Leases
3.7	Leases

From January 1, 2019

The Company assesses at contract inception whether a contract is, or contains, a lease. That is, the Company assesses whether the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

The Company as a lessee

The Company, as a lessee, applies a single accounting model to recognize assets and liabilities for all leases, except for the lease term is 12 months or less or the underlying asset has a low value. The Company recognizes lease liabilities to make lease payment and right-of-use assets representing the right to use the underlying assets.

(i) Right-of-use assets

The Company recognizes right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payment made at or before the commencement date less any lease incentives received. Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets, as follows:

►Land use right	2 to 37 years
►Buildings	2 to 3 years
►Motor vehicles	1 to 3 years
►Office equipment	5 years

If the ownership of the leased asset transfers to the Company at the end of the lease term or the cost reflects the exercise of a purchase option, depreciation is calculated using the estimated useful life of the asset.

The right-of-use assets are also subject to impairment. Refer to the accounting policies Note 3.11 impairment of non-financial assets.

3.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)
3.7	Leases (continued)

(ii) Lease liabilities

At the commencement date of the lease, the Company recognizes lease liabilities measured at the present value of lease payment to be made over the lease term. The lease payments include fixed payments (including in-substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Company and payments of penalties for terminating the lease, if the lease term reflects the Company exercising the option to terminate. Variable lease payments that do not depend on an index or a rate are recognized as expenses in the period in which the event or condition that triggers the payment occurs.

In calculating the present value of lease payments, the Company uses its incremental borrowing rate at the lease commencement date because the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the lease payments (e.g. changes to future payments resulting from a change in an index or rate used to determine such lease payment) or a change in the assessment of an option to purchase the underlying asset.

(iii) Short-term leases and leases of low-value assets

The Company applies the short-term lease recognition exemption to its short-term leases. It also applies the lease of low-value assets recognition exemption to its leases that are considered of low value. Lease payments on short-term leases and leases of low-value assets are recognized as expense on a straight-line basis over the lease term.

The Company as a lessor

Leases for which the Company is a lessor are classified each of its leases as either an operating lease or finance lease.

Finance lease

Whenever the terms of the lease transfer substantially all the risks and rewards incidental to ownership of an underlying asset, the lease is classified as a finance lease. Amount due from lessees under finance lease are recognized as receivables at the amount of the Company’s net investment in the leases. Finance lease income is allocated to accounting periods so as to reflect a constant periodic rate of return on the Company’s net investment outstanding in respect of the leases.

Operating lease

Leases in which the Company does not transfer substantially all the risks and rewards incidental to ownership of an asset are classified as operating leases. Rental income arising is accounted for on a straight-line basis over the lease terms and is included in revenue in the consolidated income statements due to its operating nature. Initial direct costs incurred in negotiating and arranging an operating lease are added to the carrying amount of the leased asset and recognized over the lease term on the same basis as rental income. Contingent rents are recognized as revenue in the period in which they are earned.

Property (land and/or a building, or part of a building) subject to an operating lease shall be recognized as an investment property.

3.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)
3.7	Leases (continued)

Prior to January 1, 2019

The determination of whether an arrangement is, or contains, a lease is based on the substance of the arrangement at the inception date. The arrangement is assessed for whether fulfillment of the arrangement is dependent on the use of a specific asset or assets or the arrangement conveys a right to use the asset or assets, even if that right is not explicitly specified in an arrangement.

Finance leases

Finance leases that transfer substantially all the risks and benefits incidental to ownership of the leased item to the Company, are capitalized at the commencement of the lease at the fair value of the leased property or, if lower, at the present value of the minimum lease payments. Lease payments are apportioned between the finance charges and reduction of the lease liability to achieve a constant rate of interest on the remaining balance of the liability. Finance charges are recognized in finance costs in the income statement.

A leased asset is depreciated over the useful life of the asset. However, if there is no reasonable certainty that the Company will obtain ownership by the end of the lease term, the asset is depreciated over the shorter of the estimated useful life of the asset and the lease term.

Operating leases

Operating lease payments are recognized as an operating expense in the income statement on a straight-line basis over the lease term.

Prepaid land lease payments under operating leases are initially stated at cost and subsequently recognized on the straight-line basis over the lease terms. The prepaid land lease payments are presented as current or non-current assets on the face of balance sheet, depending on the amount to be recognized less or more than twelve months after the reporting period.

Borrowing Costs
3.8	Borrowing costs

Borrowing costs are required to be capitalized as part of the cost of the asset if they are directly attributable to the acquisition, construction or productions of a qualifying asset (whether or not the funds have been borrowed specifically). All other borrowing costs are recognized as an expense in the period in which they are incurred.

A qualifying asset is an asset that necessarily takes a substantial period to get ready for its intended use or sale.

Borrowing costs consist of interest and other costs that an entity incurs in connection with the borrowing of funds.

3.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)
3.8	Borrowing costs (continued)

Borrowing costs include:

►	interest expense calculated using the effective interest method;
►	finance charges in respect of lease liabilities; and
►

exchange differences arising from foreign currency borrowings to the extent that they are regarded as an adjustment to interest costs. Exchange differences are generally regarded as borrowing costs only to the extent that the combined borrowing costs, including exchange differences, approximate the amount of borrowing costs on functional currency equivalent borrowings.

For specific borrowings, the borrowing costs eligible for capitalization are the actual borrowing costs incurred related to funds that are borrowed specifically to obtain a qualifying asset less any investment income earned on the temporary investment of those borrowings.

For general borrowings, the capitalization rate applied to borrowing costs on the consolidation level will be based on cash management strategy, which might be the weighted average of the group borrowings outstanding during the period.

Investment Properties
3.9	Investment properties

Investment properties are properties held to earn rentals and/or for capital appreciation (including property under construction for such purposes). Investment properties are measured initially at cost, including transaction costs. Subsequent to initial recognition, investment properties are carried at historical cost less provisions for depreciation and impairment. Additional costs incurred subsequent to the acquisition of an asset increase the carrying amount of the asset or recognized as a separate asset if it is probable that future economic benefits associated with the assets will flow into the Company and the cost of an asset can be measured reliably. Routine maintenance and repairs are expensed as incurred. While land is not depreciated, all other investment property is depreciated based on the respective assets estimated useful lives ranging from 20 to 40 years using the straight-line method.

The estimated useful lives, residual values and depreciation method are reviewed at the end of each reporting period, with the effect of any changes in estimate accounted for on a prospective basis. An investment property is derecognized upon disposal or when the investment property is permanently withdrawn from use and no future economic benefits are expected from the disposal. Any gain or loss arising on derecognition of the property (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in income or loss in the period in which the property is derecognized.

International Accounting Standards (“IAS”) 40 requires disclosures about the fair value of any investment property recorded at cost. See Note 17 – Investment Properties.

Impairment of non-financial assets
3.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)
3.11	Impairment of non-financial assets

The Company assesses, at each reporting date, whether there is an indication that an asset may be impaired. If any indication exists, or when annual impairment testing for an asset is required, the Company estimates the asset’s recoverable amount. An asset’s recoverable amount is the higher of an asset’s or cash-generating unit’s (“CGU”) fair value less costs to sell and its value in use. A CGU is the smallest group of assets that generates cash inflows that are largely independent of the cash flows from other assets or groups of assets. Recoverable amount is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or Company of assets. When the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount.

In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. In determining fair value less costs to sell, recent market transactions are taken into account. If no such transactions can be identified, an appropriate valuation model is used. These calculations are corroborated by valuation multiples, quoted share prices for publicly traded companies or other available fair value indicators.

The Company bases its impairment calculation on detailed budgets and forecast calculations, which are prepared separately for each of the Company’s CGUs to which the individual assets are allocated. These budgets and forecast calculations generally cover a period of five years. For longer periods, a long-term growth rate is calculated and applied to project future cash flows after the fifth year.

Impairment losses of continuing operations are recognized in the income statement in expense categories consistent with the function of the impaired asset.

For assets excluding goodwill, an assessment is made at each reporting date to determine whether there is an indication that previously recognized impairment losses no longer exist or have decreased. If such indication exists, the Company estimates the asset’s or CGU’s recoverable amount. A previously recognized impairment loss is reversed only if there has been a change in the assumptions used to determine the asset’s recoverable amount since the last impairment loss was recognized. The reversal is limited so that the carrying amount of the asset does not exceed its recoverable amount, nor exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognized for the asset in prior years. Such reversal is recognized in the consolidated income statement.

Intangible assets
3.12	Intangible assets

Computer software

The costs of acquiring software is capitalized separately as an intangible asset on the basis of the costs incurred to acquire and bring to use the specific software. Acquired software (licenses) is stated at cost less accumulated amortization and impairment losses.

Amortization of software applications is charged to operating expenses and/or cost on a straight-line basis over 2 to 10 years from the date they are available for use.

The residual values and useful lives are reviewed at each balance sheet date and adjusted, if appropriate.

Taxes
3.13	Taxes

Current income tax

Current income tax assets and liabilities for the current period are measured at the amount expected to be recovered from or paid to the taxation authorities.  The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted, at the reporting date in the countries where the Company operates.

Current income tax relating to items recognized directly in equity is recognized in equity and not in the income statement. Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.

Deferred tax

Deferred tax is provided using the liability method on temporary differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes at the reporting date.

Deferred tax liabilities are recognized for all taxable temporary differences, except:

►

When the deferred tax liability arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; or

►

In respect of taxable temporary differences associated with investments in subsidiaries, associates and interests in joint ventures, when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred tax assets are recognized for all deductible temporary differences, the carry forward of unused tax credits and any unused tax losses. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, and the carry forward of unused tax credits and unused tax losses can be utilized, except:

►

When the deferred tax asset relating to the deductible temporary difference arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; or

3.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)
3.13	Taxes (continued)

Deferred tax (continued)

►

In respect of deductible temporary differences associated with investments in subsidiaries, associates and interests in joint ventures, deferred tax assets are recognized only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilized.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are reassessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date.

The tax expense for the period comprises current and deferred tax. Tax is recognized in profit or loss, except to the extent that it relates to items recognized in other comprehensive income or items recognized directly in equity, in which cases the tax is recognized in other comprehensive income or equity. Deferred tax relating to items recognized outside profit or loss is recognized outside profit or loss.

Deferred tax assets and deferred tax liabilities are offset if a legally enforceable right exists to set off current tax assets against current income tax liabilities and the deferred taxes relate to the same taxable entity and the same taxation authority.

Uncertain tax position

An entity’s tax position might be uncertain; for example, where the tax treatment of an item of expense or structured transaction may be challenged by the tax authorities.

The Company considers each uncertain tax positions individually, by first considering whether each position taken in the tax return is probable of being sustained on examination by the taxing authority, and recognizing a liability for each item that is not probable of being sustained. The liability then is measured using a single best estimate of the most likely outcome. The uncertain tax positions are presented in the current tax liabilities.

Revenue recognition
3.14	Revenue recognition

The Company generates revenue primarily from the sales of wires and cables and supply, delivery and installation services to its customers (see Note 5(e)).

Revenue from contract with customers is recognized when (or as) control of the goods or services (i.e. assets) are transferred to the customer at an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services. The Company has concluded that it is the principal in its revenue arrangements because it controls the goods or services before transferring them to the customer. The Company has certain contracts with customers to perform fabrication services for its customers, converting customer-owned raw materials to wire and cable products. The Company is responsible for fulfilling the promise to provide the specified services.

Revenue is recognized as control is passed, either over time or at a point in time.

The Company recognizes revenue over time if one of the following criteria is met:

(a) the customer simultaneously receives and consumes the benefits provided by the Company’s performance as the entity performs;

(b) the Company’s performance creates or enhances an asset (for example, work in progress) that the customer controls as the asset is created or enhanced; or

(c) the Company’s performance does not create an asset with an alternative use to the Company and the Company has an enforceable right to payment for performance completed to date.

If the Company does not satisfy its performance obligation over time, it satisfies it at a point in time. Revenue will therefore be recognized when control is passed at a certain point in time. Factors that may indicate the point in time at which control passes include, but are not limited to:

(a) the entity has a present right to payment for the asset;

(b) the customer has legal title to the asset;

(c) the entity has transferred physical possession of the asset;

(d) the customer has the significant risks and rewards of ownership of the asset; or

(e) the customer has accepted the asset.

When (or as) a performance obligation is satisfied, the Company recognizes as revenue the amount of the transaction price that is allocated to that performance obligation.

While deferred payment terms may be agreed in certain circumstances, the deferral never exceeds twelve months.  The Company applies the practical expedient not to adjust the promised amount of consideration for the effects of a significant financing component if the Company expects, at contract inception, that the period between when the Company transfers a promised good or service to a customer and when the customer pays for that good or service will be one year or less.

3.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)
3.14	Revenue recognition (continued)

Sales of wires and cables

Revenue from sales of wires and cables is recognized at the point in time when control of the asset is transferred to the customer, generally on delivery of the wires and cables.

Variable consideration

If the consideration in a contract includes a variable amount, the Company estimates the amount of consideration to which it will be entitled in exchange for transferring the goods to the customer. The variable consideration is estimated at a contract inception and constrained until it is highly probable that a significant revenue reversal in the amount of cumulative revenue recognized will not occur when the associated uncertainty with the variable consideration is subsequently resolved.

The amount of consideration can vary because of discounts, rebates, refunds, credits, price concessions, incentives, performance bonuses, penalties or other similar items. The promised consideration can also vary if a Company’s entitlement to the consideration is contingent on the occurrence or non-occurrence of a future event.

The Company estimates an amount of variable consideration by using either of (a) the expected value, or (b) the most likely amount, depending on which the Company expects to better predict the amount of consideration to which it will be entitled.

At the end of each reporting period, the Company updates the estimated transaction price (including updating its assessment of whether an estimate of variable consideration is constrained) to represent faithfully the circumstances present at the end of the reporting period and the changes in circumstances during the reporting period. The Company allocates any subsequent changes in the transaction price to the performance obligations on the same basis as at contract inception.

SDI

The Company’s supply, delivery and installation services are closely interrelated in terms of their ultimate purpose or use and the customer is able to specify the major structural elements of the design. Revenue from SDI is recognized when the Company satisfies performance obligations which occurs when the control of either goods or services are transferred to the customer. Transfer of control to a customer can occur either over a period of time or at a single point in time, and the transfer of controls depends on the scope of service work orders.

Service work order that involves supply of cables, installation and/or labor (e.g. maintenance or repairing service) are not distinct and are identified to be one performance obligation satisfied over time since the elements of the service work order are highly interrelated, customized and modified for the customer. The Company selects an input method (cost-to-cost) to measure the progress toward satisfaction of the performance obligation. The Company’s estimate about revenue, costs and progress towards complete satisfaction of a performance obligation may revise when there is a change in circumstances. Any increase or decrease in revenue or costs due to an estimate revision is reflected in profit or loss during the period when the management become aware of the changes in circumstances.

3.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)
3.14	Revenue recognition (continued)

Custodial and transportation services under bill and hold arrangement

A bill and hold arrangement is a contract under which an entity bills a customer for a product but the entity retains physical possession of the product until it is transferred to the customer at a point in time in the future. The Company identifies multiple performance obligations for its bill and hold arrangements, including sales of wires and cables, custodial service and transportation service.

Sales of wires and cables are recognized revenue when the products are placed into warehouse and the customer has accepted the products because the control of the products has transferred to the customer.

Custodial service revenue and transportation service are recognized over time. The transaction price allocated to these services is recognized as a contract liability at the time of the initial sales transaction and released on actual basis over the period of services.

Onerous operating contracts

Onerous contract is a type of contract in which the costs of meeting the obligations under the contract are higher than the economic benefits received under the contract.

The Company has contracts to supply products that may become onerous due to changing circumstances. The Company establishes the unavoidable costs of meeting the obligations under the contract as an accrued liability for the contractual responsibilities. For example, when rising copper price renders a contract onerous, the liability is calculated based on the difference between the lock-in purchase copper price, or the copper price on the London Metal Exchange (the “LME”) at reporting date and the prices determined in the contracts, if the difference exceeds the profit of the original contract.  The unavoidable costs exceeding the profit of the contract is recognized in cost of sales or other operating expense based on the nature of the unavoidable costs.

Employee benefits
3.16	Employee benefits

The Company has both defined contribution and defined benefit obligation. The liabilities of the Company arising from defined benefit obligations, and the related current service cost, are determined using the projected unit credit method.

For defined benefit plans, the cost charged to the income statement consists of current service cost, net interest cost and past service cost. Remeasurements comprising of actuarial gains and losses are recognized in the period in which they occur, directly in other comprehensive income. They are included in other comprehensive income in the statement of changes in equity and in balance sheet. Remeasurements are not reclassified to profit or loss in subsequent periods. Contributions to defined contribution plans are charged to the income statement as incurred.  All past service costs are recognized at the earlier of when the amendment occurs.

Compensated absence

The cost of accumulating paid absences is recognized when employees render the service that increases their entitlement to future paid absences.

The cost of accumulating paid absences is measured as the additional amount that the entity expects to pay as a result of the unused entitlement that has accumulated at the end of the reporting period.

Earnings per share
3.17	Earnings per share

The Company presents basic and diluted earnings per share (“EPS”) data for its common shares. Basic EPS is calculated by dividing the net income attributable to shareholders of the Company by the weighted average number of common shares outstanding during the period, adjusted for own shares held.

In calculating diluted EPS, the number of shares should be that used in calculating the basic EPS, plus the weighted average number of shares that would be issued on the conversion of all the dilutive potential common shares into common shares. The earnings figure should be that used for basic EPS adjusted to reflect any post-tax effects from changes that would arise if the potential shares outstanding in the period were actually issued.

Treasury shares
3.18	Treasury shares

Own equity instruments that are reacquired (treasury shares) are recognized at cost and deducted from equity.  No gain or loss is recognized in the profit or loss on the purchase, sale, issue or cancellation of the Company’s own equity instruments. Any difference between the carrying amount and the consideration, if reissued, is recognized in additional paid-in capital. Voting rights related to treasury shares are nullified and no dividends are allocated to them.

Investments in an associate
3.19	Investments in an associate

The Company’s investment in its associates are accounted for using the equity method. An associate is an entity in which the Company has significant influence. Under the equity method, the investment is initially recognized at cost. The carrying amount of the investment is adjusted to recognize changes in the Company’s share of net assets of the associate since the acquisition date. Goodwill relating to the associate is included in the carrying amount of the investment and is neither amortized nor individually tested for impairment.

The income statement reflects the Company’s share of the results of operations of the associate. Any change in other comprehensive income of those investees is presented as part of the Company’s other comprehensive income.  When there has been a change recognized directly in the equity of the associate, the Company recognizes its share of any changes, when applicable, in the statement of changes in equity. Unrealized gains and losses resulting from transactions between the Company and the associate are eliminated to the extent of the interest in the associate.

The Company’s share of profit or loss of an associate is shown on the face of the income statement and represents profits or loss after tax and non-controlling interests in the subsidiaries of the associate.

The financial statements of the associate are prepared for the same reporting period as the Company. When necessary, adjustments are made to bring the accounting policies in line with those of the Company.

After application of the equity method, the Company determines whether it is necessary to recognize an impairment loss on its investment in its associate. The Company determines at each reporting date whether there is any objective evidence that the investment in associates is impaired. If this is the case, the Company calculates the amount of impairment as the difference between the recoverable amount of the associate and its carrying value and recognizes the amount in share of losses of associates in the income statement.

Upon loss of significant influence over the associate, the Company measures and recognizes any retained investment at its fair value. Any difference between the carrying amount of the associate upon loss of significant influence and the fair value of the retaining investment and proceeds from disposal is recognized in profit or loss.

Government grant
3.20	Government grant

Government grants are recognized where there is reasonable assurance that the grant will be received and all attached conditions will be complied with. When the grant relates to an expense item, it is recognized as other income on a systematic basis over the periods that the related costs, which it is intended to compensate, are expensed.  When the grant relates to an asset, it is recognized as a liability in equal amounts over the expected useful life of the related asset.

For the year ended December 31, 2020, 2019 and 2018, the government grant received $973, $425 and $106, respectively, the Company recognized in the line item of other income, refer to Note 7(e).

Non-current assets held for sale
3.21	Non-current assets held for sale

The Company classifies non-current assets and disposal groups as held for sale/distribution to owners if their carrying amounts will be recovered principally through a sale/distribution rather than through continuing use. Non-current assets and disposal groups are measured at the lower of their carrying amount and fair value less costs to sell. The criteria for held for sale classification is regarded met only when the sale is highly probable and the asset or disposal group is available for immediate sale in its present condition. Management must be committed to the sale, which should be expected to qualify for recognition as a completed sale within one year from the date of classification.

Property, plant and equipment and intangible assets once classified as held for sale/distribution to owners are not depreciated or amortized.

When equity method investments are classified as held for sale, the investor discontinues the use of the equity method from the date that the investment (or the portion of it) is classified as held for sale; instead, the associate or joint venture is then measured at the lower of its carrying amount and fair value less cost to sell.

Finance and other income
3.22	Finance and other income

Interest income

Interest revenue shall be calculated by using the effective interest method. This shall be calculated by applying the effective interest rate to the gross carrying amount of a financial asset except for:

(a) purchased or originated credit-impaired financial assets. For those financial assets, the entity shall apply the credit-adjusted effective interest rate to the amortized cost of the financial asset from initial recognition.

(b) financial assets that are not purchased or originated credit-impaired financial assets but subsequently have become credit-impaired financial assets. For those financial assets, the Company applies the effective interest rate to the amortized cost of the financial asset in subsequent reporting periods.

Rental income

Rental income arising from operating leases on investment properties is accounted for on a straight-line basis over the lease terms and is included in other operating income due to its operating nature.

Dividends

Revenue is recognized when the company’s right to receive the payment is established, which is generally when shareholders approve the dividend.